UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short-Intermediate Government Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
August 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Banks--.8%
US Central Federal Credit Union,
Gov't Gtd. Notes	1.90	10/19/12	1,300,000		1,324,684
U.S. Government Agencies--31.3%
Federal Home Loan Bank,
Bonds	1.88	6/21/13	8,500,000		8,739,632
Federal Home Loan Mortgage Corp.,
Notes	0.13	1/11/12	4,420,000	a,b	4,419,783
Federal Home Loan Mortgage Corp.,
Notes	0.17	2/16/12	4,000,000	a,b	4,000,396
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	0.60	8/22/13	2,000,000	b	2,000,214
Federal Home Loan Mortgage Corp.,
Notes	0.80	4/19/13	2,000,000	b	2,013,450
Federal Home Loan Mortgage Corp.,
Notes	1.15	10/7/13	2,600,000	b	2,602,210
Federal Home Loan Mortgage Corp.,
Notes	1.38	1/9/13	10,000,000	b	10,150,240
Federal National Mortgage
Association, Notes	0.75	2/26/13	5,890,000	b	5,931,519
Federal National Mortgage
Association, Notes	0.85	9/12/14	2,000,000	b,c	1,999,560
Federal National Mortgage
Association, Notes	1.00	9/23/13	4,000,000	b	4,050,216
Federal National Mortgage
Association, Notes, Ser. 1	1.00	9/2/14	2,000,000	b,c	2,003,508
Federal National Mortgage
Association, Notes	1.05	10/22/13	2,000,000	b	2,026,244
Federal National Mortgage
Association, Notes	1.13	9/17/13	1,385,000	b	1,404,157
Small Business Administration

Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	1,027,948		1,126,521
					52,467,650
U.S. Government Agencies/Mortgage-Backed--8.4%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/14			488,427	b	504,044
REMIC, Ser. 3574, Cl. AC,
1.85%, 8/15/14			779,346	b	786,749
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			15,482	a,b	15,393
Federal National Mortgage Association:
4.50%, 11/1/14			414,289	b	430,073
5.50%, 9/1/14 - 4/1/16			333,592	b	357,285
REMIC, Ser. 2002-83,
Cl. DH, 5.00%, 9/25/17			661,476	b	680,680
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31			1,204,267	a,b	1,346,386
Government National Mortgage Association I:
Ser. 2010-159, Cl. A,
2.16%, 1/16/33			1,963,539		2,001,083
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			144,207		144,769
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22			267,782		270,245
Ser. 2009-27, Cl. A, 3.28%,
7/16/37			785,568		820,042
Ser. 2006-42, Cl. A, 3.30%,
10/16/29			394,084		396,034
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			645,447		662,574
Ser. 2006-39, Cl. A, 3.77%,
6/16/25			215,467		217,110
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			402,836		413,963
Ser. 2009-37, Cl. AB,
4.02%, 3/16/37			871,935		921,874

Ser. 2006-30, Cl. A, 4.18%,
4/16/28	631,080		648,262
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	134,589		135,327
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,469,058		1,526,090
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	36,145		36,199
Ser. 2009-4, Cl. AB, 4.80%,
11/16/37	1,221,079		1,314,991
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	40,596		40,578
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	362,687		375,873
			14,045,624
U.S. Treasury Notes--58.5%
0.50%, 10/15/13	11,320,000		11,389,867
0.63%, 7/15/14	8,500,000	d	8,579,024
1.00%, 7/15/13	36,565,000		37,122,104
1.25%, 2/15/14	5,000,000		5,123,830
1.38%, 2/15/13	3,850,000		3,917,525
2.00%, 11/30/13	3,265,000		3,395,345
2.25%, 5/31/14	19,550,000		20,599,288
3.13%, 8/31/13	1,450,000		1,534,507
4.00%, 11/15/12	5,960,000		6,236,580
			97,898,070
Total Bonds and Notes
(cost $164,215,297)			165,736,028

	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.11%, 10/13/11
(cost $19,997)	20,000	[e]	19,997

Other Investment--3.7%	Shares		Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,206,000)	6,206,000[f]	6,206,000

Total Investments (cost $170,441,294)	102.7%	171,962,025
Liabilities, Less Cash and Receivables	(2.7%)	(4,590,035)
Net Assets	100.0%	167,371,990

a	Variable rate security--interest rate subject to periodic change.
b

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c	Purchased on a delayed delivery basis.
d

Security, or portion thereof, on loan. At August 31, 2011, the value of the fund's securities on loan was $8,579,025 and the value of the collateral held by the fund was $8,890,766, consisting of U.S. Government and Agency securities valued at $8,890,766.

e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $170,441,294. Net unrealized appreciation on investments was $1,520,731 of which $1,561,958 related to appreciated investment securities and $41,227 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	98.2
Short-Term/Money Market Investments	3.7
Corporate Bonds	.8
102.7
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
August 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 8/31/2011	($)
Financial Futures Long
U.S. Treasury 2 Year Notes	15	3,307,500	December 2011	469

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,324,684	-	1,324,684
Mutual Funds	6,206,000	-	-	6,206,000
U.S. Government Agencies/Mortgage-Backed	-	66,513,274	-	66,513,274

U.S. Treasury	-	97,918,067	-	97,918,067
Other Financial Instruments:
Futures++	469	-	-	469
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments. Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors/Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Government Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)